Preferred Stock Warrant Liability (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Feb. 28, 2012	Dec. 31, 2010
Exercise PricePer Share	0.50	1.42	1.42
Shares	2,129,349	5,288,256		3,158,841
Fair Value	$ 511,224			$ 1,758,551
Change in Fair Value During	(1,459,248)
Aldagen Inc [Member] | Series C Preferred Stock [Member] | December 2011 [Member]
Warrant Holder	Warrants issued with 2005 notes
Expiration Date	Dec. 15, 2011
Exercise PricePer Share	0.7278
Shares	0			1,326,605
Fair Value	0			453,491
Change in Fair Value During	(453,491)
Aldagen Inc [Member] | Series B Preferred Stock [Member] | December 2012 [Member]
Warrant Holder	Warrants issued with equipment notes
Expiration Date	Dec. 23, 2012
Exercise PricePer Share	1.00
Shares	187,500			187,500
Fair Value	0			67,655
Change in Fair Value During	(67,655)
Aldagen Inc [Member] | Series B Preferred Stock [Member] | June 2010 [Member]
Warrant Holder	Warrants issued with equipment notes and term loan
Expiration Date	Jun. 25, 2010
Exercise PricePer Share	1.00
Shares	0			0
Fair Value	0			0
Change in Fair Value During	0
Aldagen Inc [Member] | Series B Preferred Stock [Member] | July 2010 [Member]
Expiration Date	Jul. 24, 2010
Exercise PricePer Share	1.00
Shares	0			0
Fair Value	0			0
Change in Fair Value During	0
Aldagen Inc [Member] | Series B Preferred Stock [Member] | March 2011 [Member]
Expiration Date	Mar. 11, 2011
Exercise PricePer Share	1.00
Shares	0			11,282
Fair Value	0			1,060
Change in Fair Value During	(1,060)
Aldagen Inc [Member] | Series B Preferred Stock [Member] | March 2013 [Member]
Expiration Date	Mar. 21, 2013
Exercise PricePer Share	1.00
Shares	75,000			75,000
Fair Value	0			28,700
Change in Fair Value During	(28,700)
Aldagen Inc [Member] | Series B Preferred Stock [Member] | Augest 2013 [Member]
Expiration Date	Aug. 30, 2013
Exercise PricePer Share	1.00
Shares	75,000			75,000
Fair Value	0			34,680
Change in Fair Value During	(34,680)
Aldagen Inc [Member] | Series B Preferred Stock [Member] | December 2013 [Member]
Expiration Date	Dec. 04, 2013
Exercise PricePer Share	1.00
Shares	45,000			45,000
Fair Value	0			21,724
Change in Fair Value During	(21,724)
Aldagen Inc [Member] | Series C-1 Preferred Stock [Member] | July 2016 [Member]
Warrant Holder	Warrants issued with term loan
Expiration Date	Jul. 28, 2016
Exercise PricePer Share	1.0411
Shares	38,421			38,421
Fair Value	14,266			33,592
Change in Fair Value During	(19,326)
Aldagen Inc [Member] | Series C-1 Preferred Stock [Member] | October 2014 [Member]
Warrant Holder	Warrants issued with convertible debt October 2009
Expiration Date	Oct. 22, 2014
Exercise PricePer Share	1.0411
Shares	1,400,033			1,400,033
Fair Value	382,800			1,117,649
Change in Fair Value During	(734,849)
Aldagen Inc [Member] | Series C-1 Preferred Stock [Member] | June 2016 [Member]
Warrant Holder	Warrants issued with convertible debt June 2011
Expiration Date	Jun. 20, 2016
Exercise PricePer Share	1.0411
Shares	207,545			0
Fair Value	76,127			0
Change in Fair Value During	(97,377)
Aldagen Inc [Member] | Series C-1 Preferred Stock [Member] | September 2016 [Member]
Warrant Holder	Warrants issued with convertible debt September 2011
Expiration Date	Sep. 16, 2016
Exercise PricePer Share	1.0411
Shares	100,850			0
Fair Value	38,031			0
Change in Fair Value During	$ (386)